Unaudited Condensed Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Unaudited Condensed Consolidated Statements of Cash Flows
Amount of interests paid	$ 13.3	$ 12.6